Shareholder Report, Holdings (Details) - C000194842	Dec. 31, 2025
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	38.50%